Income taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income taxes

Note 36.      Income taxes

The components of income before income taxes are as follows:

Income / (Loss)	12 months ended December 31,
USD'000	2022	2021	2020
Switzerland	16,314	(14,756)	(22,277)
Foreign	(3,269)	(8,703)	(6,621)
Income/(loss) before income tax from continuing operations	(13,045)	(23,459)	(28,898)

Income taxes relating to the Group are broken down as follows:

Income taxes	12 months ended December 31,
USD'000	2022	2021	2020
Switzerland	-	-	-
Foreign	3,238	(13)	(9)
Income tax income / (expense) from continuing operations	3,238	(13)	(9)

The difference between the income tax recovery (expense) at the Swiss statutory rate compared to the Group’s income tax recovery (expense) as reported is reconciled below:

	12 months ended December 31,
USD'000	2022	2021	2020
Net income/(loss) from continuing operations before income tax	(13,045)	(23,459)	(28,898)
Statutory tax rate	14%	14%	14%
Expected income tax (expense)/recovery	1,825	3,282	4,043
Change in valuation allowance	(3,129)	(2,849)	(631)
Change in tax loss carryforwards	5,760	(341)	(3,411)
Add back loss carryforwards used for the debt remission by WISeKey Semiconductors SAS	1,342	-	-
Permanent Difference	(2,560)	(105)	(10)
Income tax (expense) / recovery from continuing operations	3,238	(13)	(9)

The Group assesses the recoverability of its deferred tax assets and, to the extent recoverability does not satisfy the “more likely than not” recognition criterion under ASC 740, records a valuation allowance against its deferred tax assets. The Group considered its recent operating results and anticipated future taxable income in assessing the need for its valuation allowance.

The Group’s deferred tax assets and liabilities consist of the following:

Deferred income tax assets/(liabilities)	As at December 31,	As at December 31,
USD'000	2022	2021
Switzerland	-	-
Foreign	3,295	1
Deferred income tax assets/(liabilities)	3,295	1

Deferred tax assets and liabilities	As at December 31,	As at December 31,
USD'000	2022	2021
Stock-based compensation	-	92
Defined benefit accrual	161	748
Tax loss carry-forwards	20,759	14,999
Add back loss carryforwards used for the debt remission by WISeKey Semiconductors SAS	1,342	-
Valuation allowance	(18,967)	(15,838)
Deferred tax assets / (liabilities)	3,295	1

As of December 31, 2022, the Group’s operating cumulated loss carry-forwards of all jurisdictions for its continuing operations are as follows:

Operating loss-carryforward as of December 31, 2022
USD'000	USA	Switzerland	Spain	France	UK	India	Vietnam	Saudi Arabia	Gibraltar	Total
2023	-	9,710	197	14,396	28	-	-	24	4	24,359
2024	-	5,594	1,144	-	2	-	-	39	-	6,779
2025	-	10,248	1,173	-	1	78	-	-	-	11,500
2026	-	6,048	-	-	1	312	-	-	-	6,361
2027	-	20,921	-	-	2	240	3	-	-	21,166
2028	-	25,803	-	-	1	146	-	-	-	25,950
2029	-	51,751	-	-	-	72	-	-	-	51,823
2030	-	-	-	-	-	54	-	-	-	54
2031	-	-	22	-	-	29	-	-	-	51
2032	21	-	22	-	-	-	-	-	-	43
2033	-	-	66	-	-	-	-	-	-	66
2034	-	-	76	-	-	-	-	-	-	76
2035	247	-	86	-	-	-	-	-	-	333
2036	-	-	176	-	-	-	-	-	-	176
2037	159	-	98	-	-	-	-	-	-	257
2038	-	-	155	-	-	-	-	-	-	155
2039	220	-	165	-	-	-	-	-	-	385
2040	90	-	-	-	-	-	-	-	-	90
2041	-	-	-	-	-	-	-	-	-	-
2042	45	-	-	-	-	-	-	-	-	45
Total operating loss carry-forwards / Year of expiration if applicable to jurisdiction
	782	130,075	3,380	14,396	35	931	3	63	4	149,669

The following tax years remain subject to examination:

Significant jurisdictions	Open years
Switzerland	2017 - 2022
USA	2021 - 2022
France	2020 - 2022
Spain	2018 - 2022
Japan	2022
Taiwan	2022
India	2022
Germany	2021 - 2022
UK	2017 - 2022
Arabia	2022
Vietnam	2022
Gibraltar	2022

As at December 31, 2022, WISeKey Semiconductors SAS had recorded a USD 39,901 tax provision following a tax audit started in 2018 in relation to prior years. Although the final conclusions have not yet been communicated formally, management believes that it is more probable than not that the entity will have to pay additional taxes and has calculated the provision based on preliminary discussions with the tax authorities.

The Group has no unrecognized tax benefits.